EARNINGS (LOSS) PER ORDINARY SHARE - Dilutive Shares (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of earnings per share [Abstract]
Weighted average number of ordinary shares (in shares)	421,105,111	420,197,062	419,755,627
Dilutive potential of share options (in shares)	0	672,804	301,076
Diluted weighted average number of ordinary shares (in shares)	421,105,111	420,869,866	420,056,703